UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 09/30/05

Date of reporting period: 10/28/04 - 03/31/05

Item 1 - Report to Stockholders

S&P 500(R) GEARED(SM) Fund Inc.

Semi-Annual Report                                                March 31, 2005

[LOGO] INVESTMENT ADVISORS              [LOGO] Merrill Lynch Investment Managers

S&P 500(R) GEARED(SM) Fund Inc.

Portfolio Information as of March 31, 2005

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
General Electric Co. ...................................................    3.6%
Exxon Mobil Corp. ......................................................    3.5
Microsoft Corp. ........................................................    2.3
Citigroup, Inc. ........................................................    2.2
Johnson & Johnson ......................................................    1.9
Pfizer, Inc. ...........................................................    1.8
Bank of America Corp. ..................................................    1.7
Wal-Mart Stores, Inc. ..................................................    1.6
International Business Machines Corp. ..................................    1.4
American International Group, Inc. .....................................    1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Oil & Gas ..............................................................    7.7%
Pharmaceuticals ........................................................    7.1
Commercial Banks .......................................................    5.8
Industrial Conglomerates ...............................................    4.9
Insurance ..............................................................    4.4
--------------------------------------------------------------------------------
* For Fund compliance purposes, "Industries" means any of one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

                                                                      Percent of
S&P Sector Weightings                                          Total Investments
--------------------------------------------------------------------------------
Financials .................................................               19.4%
Information Technology .....................................               14.6
Health Care ................................................               12.6
Industrials ................................................               11.6
Consumer Discretionary .....................................               11.3
Consumer Staples ...........................................               10.1
Energy .....................................................                8.6
Materials ..................................................                3.1
Utilities ..................................................                3.1
Telecommunication Services .................................                3.0
Other* .....................................................                2.6
--------------------------------------------------------------------------------
*     Includes portfolio holdings in options and short-term investments.

S&P 500 is a registered trademark of the McGraw-Hill Companies.
"GEARED" and "Geared-Equity Accelerated Return"are service marks of Merrill Lynch & Co.


2              S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

A Letter From the President

Dear Shareholder

As you know, the investment objective of the S&P 500(R) GEARED(SM) Fund (the "Fund") is to provide total returns, exclusive of fees and expenses, linked to the annual performance of the Standard & Poor's 500 Index ("S&P 500 Index"). In instances where the performance of the S&P 500 Index is positive, the Fund seeks to deliver a "geared" return equal to approximately three times the Index, up to a predetermined cap (which is approximately 12.15% for the current period).

The U.S. stock market, as measured by the total return of the S&P 500 Index, returned +5.28% from the inception of the Fund (November 1, 2004) through March 31, 2005. Over that same period, the Fund returned +4.01% (as measured by change in net asset value plus dividend reinvestment).

The Fund's performance over this period is consistent with our expectations. To seek to achieve its investment objective, the Fund owns an S&P 500 portfolio along with a series of "option strategies" designed to provide the "geared" return. These strategies tend to cause Fund performance to lag the S&P 500 Index earlier in the year, and then deliver a "gearing" effect closer to the options' expiration date later in the year. It is our expectation that if the S&P 500 Index remains at March 31, 2005 levels through October 2005, then the net asset value of the Fund will reflect the "gearing" strategy.

IQ Investment Advisors continues to take a non-traditional approach to asset management by seeking to identify specific economic or strategic investment themes that aim to fulfill particular investor needs. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead in 2005. We thank you for trusting IQ Investment Advisors with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Mitchell M. Cox

                                        Mitchell M. Cox
                                        President, IQ Investment Advisors


               S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005              3

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this first shareholder report for S&P 500(R) GEARED(SM) Fund Inc. While the Fund is advised by IQ Investment Advisors, the following discussion is provided to you by Merrill Lynch Investment Managers, the Fund's sub-adviser.

How has the Fund performed since its inception?

Since inception (November 1, 2004) through March 31, 2005, the Common Stock of S&P 500(R) GEARED(SM) Fund Inc. had a total investment return of +4.01%, based on a change in per share net asset value from $19.10 to $19.77, and assuming reinvestment of all distributions. The Standard & Poor's 500 (S&P 500) Index returned +5.28% for the same period.

In the short term, the Fund is expected to lag the S&P 500 Index due to the nature of the options strategies used by the Fund to achieve its "geared" return. The three-to-one upside, to a maximum index participation level, that the Fund seeks to provide when the S&P 500 Index generates positive returns, will not become evident until closer to the options' expiration date of November 2, 2005.

For a description of the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

What has the market environment been during the period?

The Fund was launched just prior to the November 2004 presidential election, which marked a positive turning point for equities. In the fourth quarter of 2004, the S&P 500 returned +9.23%, supported by lower oil prices, unwinding of the election uncertainty, reasonably good economic and earnings news, reactions to the $32 billion Microsoft Corp. dividend, and the beginning of the seasonally strong year-end period. Much of the post-election market bounce was attributed to what many believe to be the most pro-business, pro-market legislative agenda since the Reagan era, as well as an approximately 23% decrease in the price of oil from its October 2004 high of $55.67 per barrel.

In the first quarter of 2005, the market turned downward, and the S&P 500 Index returned -2.15%. The environment during the quarter was largely influenced by mixed market data, increasing interest rates, disappointing earnings reports, and climbing oil prices. Oil prices exceeded $50 per barrel for the first time in several months, reaching as high as $56 per barrel, and earnings revisions activity continued to be more negative than positive. Year-to-date earnings revisions have been negative, and the percentage of industries with rising earnings has continued to deteriorate.

How have you managed the portfolio since its inception?

To commence Fund operations, on November 1, 2004, we purchased a basket of securities approximately equal to the assets of the initial offering. Our initial investments comprised all 500 members of the S&P 500 Index and the individual stock weights closely matched those of the Index. In addition, we also negotiated over-the-counter option transactions for the Fund, engaging in an options strategy sometimes called a "ratio call spread." A call spread can be thought of as a combination of long "at-the-money" and short "out-of-the-money" calls. It is this options strategy that seeks to provide the three-to-one upside potential to the annual return cap. After this transaction, the Fund's annual return cap was set at 12.33%, which is 33 basis points (.33%) higher than the upper end of the 9% - 12% range described in the Fund's prospectus.

On December 15, 2004, another $4.6 million was deposited into the Fund, as additional shares were issued pursuant to the standard overallotment option. As a result of this transaction, the return cap decreased to 12.15%, as the S&P 500 Index rallied significantly while the new assets were uninvested. On an ongoing basis, we have continued to monitor the portfolio and have taken investment action, as necessary, to ensure that the Fund is properly positioned to achieve its investment objectives at all times.


4              S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

How would you characterize the portfolio's position at the close of the period?

We believe the Fund is positioned to provide accelerated growth relative to the current value of the S&P 500 Index as of the date of this report. At period-end, several concerns weighed on the markets: The Federal Reserve Board continued to raise interest rates; bond prices were beginning to fall as yields inched higher; inflation was heating up; and oil prices were rising. However, all was not negative. Economic growth has been stronger than many expected, certain sectors of the market have been performing well and corporations have been engaging in shareholder-friendly mergers and acquisitions and increased stock buy-backs and dividend payouts. Amid these conditions, we believe the Fund is positioned to meet its objectives.

Vincent J. Costa
Vice President and Portfolio Manager

Debra L. Jelilian
Vice President and Portfolio Manager

Jeffrey L. Russo
Vice President and Portfolio Manager

April 15, 2005


               S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005              5

Schedule of Investments

                                                           Shares
Industry*       Common Stocks                                Held         Value
===================================================================================
Aerospace & Defense--2.2%
                Boeing Co.                                 10,900      $    637,214
                General Dynamics Corp.                      2,700           289,035
                Goodrich Corp.                              1,200            45,948
                Honeywell International, Inc.              10,600           394,426
                L-3 Communications Holdings, Inc.           1,578           112,070
                Lockheed Martin Corp.                       5,400           329,724
                Northrop Grumman Corp.                      4,900           264,502
                Raytheon Co.                                5,700           220,590
                Rockwell Collins, Inc.                      2,000            95,180
                United Technologies Corp.                   6,600           670,956
                                                                       ------------
                                                                          3,059,645
-----------------------------------------------------------------------------------
Air Freight & Logistics--1.0%
                FedEx Corp.                                 3,900           366,405
                Ryder System, Inc.                            900            37,530
                United Parcel Service, Inc. Class B        14,400         1,047,456
                                                                       ------------
                                                                          1,451,391
-----------------------------------------------------------------------------------
Airlines--0.1%
                Delta Air Lines, Inc. (a)                   2,500            10,125
                Southwest Airlines Co.                      9,200           131,008
                                                                       ------------
                                                                            141,133
-----------------------------------------------------------------------------------
Auto Components--0.2%
                Cooper Tire & Rubber Co.                    1,200            22,032
                Dana Corp.                                  2,600            33,254
                Delphi Corp.                                6,100            27,328
                The Goodyear Tire & Rubber Co. (a)          2,700            36,045
                Johnson Controls, Inc.                      2,200           122,672
                Visteon Corp. (a)                           1,000             5,710
                                                                       ------------
                                                                            247,041
-----------------------------------------------------------------------------------
Automobiles--0.5%
                Ford Motor Co.                             22,700           257,191
                General Motors Corp.                        7,500           220,425
                Harley-Davidson, Inc.                       3,900           225,264
                                                                       ------------
                                                                            702,880
-----------------------------------------------------------------------------------
Beverages--2.3%
                Anheuser-Busch Cos., Inc.                   9,800           464,422
                Brown-Forman Corp. Class B                  1,300            71,175
                The Coca-Cola Co.                          29,100         1,212,597
                Coca-Cola Enterprises, Inc.                 5,100           104,652
                Molson Coors Brewing Co. Class B              900            69,453
                Pepsi Bottling Group, Inc.                  2,800            77,980
                PepsiCo, Inc.                              21,500         1,140,145
                                                                       ------------
                                                                          3,140,424
-----------------------------------------------------------------------------------
Biotechnology--1.2%
                Amgen, Inc. (a)                            16,000           931,360
                Applera Corp.-Applied Biosystems Group      2,200            43,428
                Biogen Idec, Inc. (a)                       4,400           151,844
                Chiron Corp. (a)                            2,100            73,626
                Genzyme Corp. (a)                           3,000           171,720
                Gilead Sciences, Inc. (a)                   5,300           189,740
                Medimmune, Inc. (a)                         3,200            76,192
                                                                       ------------
                                                                          1,637,910
-----------------------------------------------------------------------------------
Building Products--0.2%
                American Standard Cos., Inc.                2,400           111,552
                Masco Corp.                                 5,500           190,685
                                                                       ------------
                                                                            302,237
-----------------------------------------------------------------------------------
Capital Markets--2.8%
                The Bank of New York Co., Inc.              9,700           281,785
                The Bear Stearns Cos., Inc.                 1,400           139,860
                The Charles Schwab Corp.                   16,100           169,211
                E*Trade Financial Corp. (a)                 4,200            50,400
                Federated Investors, Inc. Class B           1,000            28,310
                Franklin Resources, Inc.                    2,700           185,355
                Goldman Sachs Group, Inc.                   5,900           648,941
                Janus Capital Group, Inc.                   2,500            34,875
                Lehman Brothers Holdings, Inc.              3,600           338,976
                Mellon Financial Corp.                      4,900           139,846
                Merrill Lynch & Co., Inc. (b)              11,900           673,540
                Morgan Stanley                             14,300           818,675
                Northern Trust Corp.                        2,900           125,976
                State Street Corp.                          4,600           201,112
                T. Rowe Price Group, Inc.                   1,400            83,132
                                                                       ------------
                                                                          3,919,994
-----------------------------------------------------------------------------------
Chemicals--1.8%
                Air Products & Chemicals, Inc.              2,900           183,541
                The Dow Chemical Co.                       12,000           598,200
                E.I. du Pont de Nemours & Co.              13,000           666,120
                Eastman Chemical Co.                        1,100            64,900
                Ecolab, Inc.                                2,900            95,845
                Engelhard Corp.                             1,200            36,036
                Great Lakes Chemical Corp.                  1,000            32,120
                Hercules, Inc. (a)                          1,000            14,480
                International Flavors & Fragrances, Inc.    1,000            39,500
                Monsanto Co.                                3,600           232,200
                PPG Industries, Inc.                        2,000           143,040
                Praxair, Inc.                               3,800           181,868
                Rohm & Haas Co.                             2,500           120,000
                Sigma-Aldrich Corp.                         1,000            61,250
                                                                       ------------
                                                                          2,469,100
-----------------------------------------------------------------------------------
Commercial Banks--5.8%
                AmSouth Bancorp                             4,000           103,800
                BB&T Corp.                                  6,700           261,836
                Bank of America Corp.                      52,100         2,297,610
                Comerica, Inc.                              2,400           132,192
                Compass Bancshares, Inc.                    1,551            70,415
                Fifth Third Bancorp                         7,000           300,860
                First Horizon National Corp.                1,700            69,343
                Huntington Bancshares, Inc.                 2,400            57,360
                Keycorp                                     4,700           152,515
                M&T Bank Corp.                              1,300           132,678
                Marshall & Ilsley Corp.                     2,500           104,375
                National City Corp.                         8,000           268,000
                North Fork Bancorporation, Inc.             5,700           158,118
                PNC Financial Services Group, Inc.          3,900           200,772
                Regions Financial Corp.                     5,400           174,960
                SunTrust Banks, Inc.                        4,500           324,315
                Synovus Financial Corp.                     3,500            97,510
                U.S. Bancorp                               23,800           685,916
                Wachovia Corp.                             20,300         1,033,473
                Wells Fargo & Co.                          21,800         1,303,640
                Zions Bancorporation                        1,200            82,824
                                                                       ------------
                                                                          8,012,512
-----------------------------------------------------------------------------------


6              S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

                                                           Shares
Industry*       Common Stocks                                Held         Value
===================================================================================
Commercial Services & Supplies--0.9%
                Allied Waste Industries, Inc. (a)           3,400      $     24,854
                Apollo Group, Inc. Class A (a)              2,200           162,932
                Avery Dennison Corp.                        1,500            92,895
                Cendant Corp.                              13,100           269,074
                Cintas Corp.                                2,200            90,882
                Equifax, Inc.                               1,400            42,966
                H&R Block, Inc.                             2,200           111,276
                Monster Worldwide, Inc. (a)                 1,600            44,880
                Pitney Bowes, Inc.                          2,600           117,312
                R.R. Donnelley & Sons Co.                   2,400            75,888
                Robert Half International, Inc.             1,900            51,224
                Waste Management, Inc.                      6,800           196,180
                                                                       ------------
                                                                          1,280,363
-----------------------------------------------------------------------------------
Communications Equipment--2.5%
                ADC Telecommunications, Inc. (a)            7,900            15,721
                Andrew Corp. (a)                            2,300            26,933
                Avaya, Inc. (a)                             5,200            60,736
                Ciena Corp. (a)                             8,800            15,136
                Cisco Systems, Inc. (a)                    83,300         1,490,237
                Comverse Technology, Inc. (a)               2,600            65,572
                Corning, Inc. (a)                          17,600           195,888
                JDS Uniphase Corp. (a)                     23,500            39,245
                Lucent Technologies, Inc. (a)              53,800           147,950
                Motorola, Inc.                             31,100           465,567
                Qualcomm, Inc. (a)                         21,200           776,980
                Scientific-Atlanta, Inc.                    2,000            56,440
                Tellabs, Inc. (a)                           7,100            51,830
                                                                       ------------
                                                                          3,408,235
-----------------------------------------------------------------------------------
Computers & Peripherals--3.9%
                Apple Computer, Inc. (a)                   10,400           433,368
                Dell, Inc. (a)                             31,600         1,214,072
                EMC Corp. (a)                              29,800           367,136
                Gateway, Inc. (a)                           3,900            15,717
                Hewlett-Packard Co.                        37,800           829,332
                International Business Machines Corp.      21,100         1,928,118
                Lexmark International, Inc. Class A (a)     1,800           143,946
                NCR Corp. (a)                               2,400            80,976
                Network Appliance, Inc. (a)                 4,200           116,172
                QLogic Corp. (a)                            1,300            52,650
                Sun Microsystems, Inc. (a)                 41,600           168,064
                                                                       ------------
                                                                          5,349,551
-----------------------------------------------------------------------------------
Construction & Engineering--0.1%
                Fluor Corp.                                 1,300            72,059
-----------------------------------------------------------------------------------
Construction Materials--0.0%
                Vulcan Materials Co.                        1,100            62,513
-----------------------------------------------------------------------------------
Consumer Finance--1.3%
                American Express Co.                       15,300           785,961
                Capital One Financial Corp.                 3,000           224,310
                MBNA Corp.                                 15,900           390,345
                Providian Financial Corp. (a)               3,300            56,628
                SLM Corp.                                   5,500           274,120
                                                                       ------------
                                                                          1,731,364
-----------------------------------------------------------------------------------
Containers & Packaging--0.2%
                Ball Corp.                                  1,200            49,776
                Bemis Co.                                   1,000            31,120
                Pactiv Corp. (a)                            1,500            35,025
                Sealed Air Corp. (a)                        1,100            57,134
                Temple-Inland, Inc.                           800            58,040
                                                                       ------------
                                                                            231,095
-----------------------------------------------------------------------------------
Distributors--0.1%
                Genuine Parts Co.                           1,900            82,631
-----------------------------------------------------------------------------------
Diversified Financial Services--3.6%
                CIT Group, Inc.                             2,700           102,600
                Citigroup, Inc.                            67,200         3,019,968
                JPMorgan Chase & Co.                       45,600         1,577,760
                Moody's Corp.                               1,700           137,462
                Principal Financial Group                   3,600           138,564
                                                                       ------------
                                                                          4,976,354
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--2.8%
                AT&T Corp.                                 10,700           200,625
                Alltel Corp.                                3,600           197,460
                BellSouth Corp.                            23,000           604,670
                CenturyTel, Inc.                            1,800            59,112
                Citizens Communications Co.                 5,500            71,170
                Qwest Communications International (a)     20,900            77,330
                SBC Communications, Inc.                   42,400         1,004,456
                Sprint Corp.                               18,900           429,975
                Verizon Communications, Inc.               35,600         1,263,800
                                                                       ------------
                                                                          3,908,598
-----------------------------------------------------------------------------------
Electric Utilities--2.2%
                Allegheny Energy, Inc. (a)                  1,900            39,254
                Ameren Corp.                                2,200           107,822
                American Electric Power Co., Inc.           4,600           156,676
                Centerpoint Energy, Inc.                    3,300            39,699
                Cinergy Corp.                               2,400            97,248
                Consolidated Edison, Inc.                   3,400           143,412
                DTE Energy Co.                              1,900            86,412
                Edison International                        4,200           145,824
                Entergy Corp.                               2,900           204,914
                Exelon Corp.                                8,300           380,887
                FPL Group, Inc.                             5,000           200,750
                FirstEnergy Corp.                           4,600           192,970
                PG&E Corp.                                  5,000           170,500
                PPL Corp.                                   2,500           134,975
                Pinnacle West Capital Corp.                 1,400            59,514
                Progress Energy, Inc.                       3,600           151,020
                The Southern Co.                            9,800           311,934
                TECO Energy, Inc.                           1,900            29,792
                TXU Corp.                                   3,200           254,816
                Xcel Energy, Inc.                           4,400            75,592
                                                                       ------------
                                                                          2,984,011
-----------------------------------------------------------------------------------
Electrical Equipment--0.4%
                American Power Conversion Corp.             2,200            57,442
                Cooper Industries Ltd. Class A              1,300            92,976
                Emerson Electric Co.                        5,200           337,636
                Rockwell Automation, Inc.                   2,100           118,944
                                                                       ------------
                                                                            606,998
-----------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.3%
                Agilent Technologies, Inc. (a)              5,700           126,540
                Jabil Circuit, Inc. (a)                     2,300            65,596
                Molex, Inc.                                 2,100            55,356
                Sanmina--SCI Corp. (a)                     8,400            43,848
                Solectron Corp. (a)                        10,900            37,823
                Symbol Technologies, Inc.                   2,600            37,674
                Tektronix, Inc.                               900            22,077
                                                                       ------------
                                                                            388,914
-----------------------------------------------------------------------------------


               S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005              7

                                                           Shares
Industry*       Common Stocks                                Held         Value
===================================================================================
Energy Equipment & Services--1.2%
                BJ Services Co.                             2,300      $    119,324
                Baker Hughes, Inc.                          4,100           182,409
                Halliburton Co.                             6,300           272,475
                Nabors Industries Ltd. (a)                  2,000           118,280
                National Oilwell Varco, Inc. (a)            2,307           107,749
                Noble Corp.                                 2,000           112,420
                Rowan Cos., Inc.                            1,600            47,888
                Schlumberger Ltd.                           7,500           528,600
                Transocean, Inc. (a)                        3,900           200,694
                                                                       ------------
                                                                          1,689,839
-----------------------------------------------------------------------------------
Food & Staples Retailing--2.9%
                Albertson's, Inc.                           5,300           109,445
                CVS Corp.                                   4,900           257,838
                Costco Wholesale Corp.                      6,100           269,498
                The Kroger Co. (a)                          8,600           137,858
                Safeway, Inc. (a)                           6,400           118,592
                Supervalu, Inc.                             1,900            63,365
                Sysco Corp.                                 7,800           279,240
                Wal-Mart Stores, Inc.                      43,700         2,189,807
                Walgreen Co.                               12,800           568,576
                                                                       ------------
                                                                          3,994,219
-----------------------------------------------------------------------------------
Food Products--1.2%
                Archer-Daniels-Midland Co.                  8,500           208,930
                Campbell Soup Co.                           4,700           136,394
                ConAgra Foods, Inc.                         6,100           164,822
                General Mills, Inc.                         4,600           226,090
                H.J. Heinz Co.                              4,500           165,780
                Hershey Foods Corp.                         3,100           187,426
                Kellogg Co.                                 4,800           207,696
                McCormick & Co., Inc.                       1,400            48,202
                Sara Lee Corp.                              9,300           206,088
                Wm. Wrigley Jr. Co.                         2,600           170,482
                                                                       ------------
                                                                          1,721,910
-----------------------------------------------------------------------------------
Gas Utilities--0.1%
                KeySpan Corp.                               1,700            66,249
                Nicor, Inc.                                   800            29,672
                NiSource, Inc.                              2,800            63,812
                Peoples Energy Corp.                          300            12,576
                                                                       ------------
                                                                            172,309
-----------------------------------------------------------------------------------
Health Care Equipment & Supplies--2.2%
                Bausch & Lomb, Inc.                           800            58,640
                Baxter International, Inc.                  7,600           258,248
                Becton Dickinson & Co.                      3,400           198,628
                Biomet, Inc.                                3,500           127,050
                Boston Scientific Corp. (a)                10,100           295,829
                CR Bard, Inc.                               1,400            95,312
                Fisher Scientific International (a)         1,500            85,380
                Guidant Corp.                               4,100           302,990
                Hospira, Inc. (a)                           1,700            54,859
                Medtronic, Inc.                            15,500           789,725
                Millipore Corp. (a)                           700            30,380
                PerkinElmer, Inc.                           1,300            26,819
                St. Jude Medical, Inc. (a)                  4,800           172,800
                Stryker Corp.                               5,000           223,050
                Thermo Electron Corp. (a)                   1,800            45,522
                Waters Corp. (a)                            1,300            46,527
                Zimmer Holdings, Inc. (a)                   3,100           241,211
                                                                       ------------
                                                                          3,052,970
-----------------------------------------------------------------------------------
Health Care Providers & Services--2.6%
                Aetna, Inc. New Shares                      4,000           299,800
                AmerisourceBergen Corp.                     1,500            85,935
                Cardinal Health, Inc.                       5,300           295,740
                Caremark Rx, Inc. (a)                       5,500           218,790
                Cigna Corp.                                 1,800           160,740
                Express Scripts, Inc. (a)                   1,000            87,190
                HCA, Inc.                                   5,590           299,456
                Health Management Associates, Inc.
                Class A                                     3,300            86,394
                Humana, Inc. (a)                            1,700            54,298
                IMS Health, Inc.                            2,600            63,414
                Laboratory Corp. of America Holdings (a)    1,900            91,580
                Manor Care, Inc.                            1,200            43,632
                McKesson Corp.                              3,700           139,675
                Medco Health Solutions, Inc. (a)            3,500           173,495
                Quest Diagnostics                           1,200           126,156
                Tenet Healthcare Corp. (a)                  5,300            61,109
                UnitedHealth Group, Inc.                    8,300           791,654
                WellPoint, Inc. (a)                         3,900           488,865
                                                                       ------------
                                                                          3,567,923
-----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.5%
                Carnival Corp.                              7,000           362,670
                Darden Restaurants, Inc.                    1,700            52,156
                Harrah's Entertainment, Inc.                1,600           103,328
                Hilton Hotels Corp.                         5,700           127,395
                International Game Technology               4,300           114,638
                Marriott International, Inc. Class A        2,700           180,522
                McDonald's Corp.                           16,400           510,696
                Starbucks Corp. (a)                         5,200           268,632
                Starwood Hotels & Resorts Worldwide, Inc.   2,700           162,081
                Wendy's International, Inc.                 1,600            62,464
                Yum! Brands, Inc.                           3,700           191,697
                                                                       ------------
                                                                          2,136,279
-----------------------------------------------------------------------------------
Household Durables--0.6%
                Black & Decker Corp.                        1,000            78,990
                Centex Corp.                                1,600            91,632
                Fortune Brands, Inc.                        1,700           137,071
                KB Home                                       600            70,476
                Leggett & Platt, Inc.                       2,100            60,648
                Maytag Corp.                                1,200            16,764
                Newell Rubbermaid, Inc.                     3,700            81,178
                Pulte Homes, Inc.                           1,700           125,171
                Snap-On, Inc.                                 800            25,432
                The Stanley Works                           1,200            54,324
                Whirlpool Corp.                             1,100            74,503
                                                                       ------------
                                                                            816,189
-----------------------------------------------------------------------------------
Household Products--1.9%
                Clorox Co.                                  2,200           138,578
                Colgate-Palmolive Co.                       7,000           365,190
                Kimberly-Clark Corp.                        6,400           420,672
                Procter & Gamble Co.                       32,400         1,717,200
                                                                       ------------
                                                                          2,641,640
-----------------------------------------------------------------------------------
IT Services--1.1%
                Affiliated Computer Services, Inc. Class A (a)1,700          90,508
                Automatic Data Processing, Inc.             7,200           323,640
                Computer Sciences Corp. (a)                 2,600           119,210
                Convergys Corp. (a)                         1,400            20,902
                Electronic Data Systems Corp.               6,500           134,355
                First Data Corp.                           10,000           393,100
                Fiserv, Inc. (a)                            2,600           103,480


8              S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

                                                           Shares
Industry*       Common Stocks                                Held         Value
===================================================================================
IT Services (concluded)
                Paychex, Inc.                               4,800      $    157,536
                Sabre Holdings Corp. Class A                2,000            43,760
                Sungard Data Systems, Inc. (a)              3,700           127,650
                Unisys Corp. (a)                            3,800            26,828
                                                                       ------------
                                                                          1,540,969
-----------------------------------------------------------------------------------
Industrial Conglomerates--4.9%
                3M Co.                                     10,000           856,900
                General Electric Co.                      136,200         4,911,372
                Textron, Inc.                               1,600           119,392
                Tyco International Ltd.                    25,900           875,420
                                                                       ------------
                                                                          6,763,084
-----------------------------------------------------------------------------------
Insurance--4.1%
                ACE Ltd.                                    3,700           152,699
                AMBAC Financial Group, Inc.                 1,400           104,650
                AON Corp.                                   4,200            95,928
                Aflac, Inc.                                 6,900           257,094
                The Allstate Corp.                          8,500           459,510
                American International Group, Inc.         33,500         1,856,235
                Chubb Corp.                                 2,400           190,248
                Cincinnati Financial Corp.                  1,800            78,498
                Hartford Financial Services Group, Inc.     3,700           253,672
                Jefferson--Pilot Corp.                     1,500            73,575
                Lincoln National Corp.                      2,000            90,280
                Loews Corp.                                 2,100           154,434
                MBIA, Inc.                                  1,900            99,332
                Marsh & McLennan Cos., Inc.                 7,100           215,982
                Metlife, Inc.                               8,900           347,990
                The Progressive Corp.                       2,500           229,400
                Prudential Financial, Inc.                  6,500           373,100
                Safeco Corp.                                1,700            82,807
                The St. Paul Travelers Cos., Inc.           8,200           301,186
                Torchmark Corp.                             1,200            62,640
                UnumProvident Corp.                         4,100            69,782
                XL Capital Ltd. Class A                     2,000           144,740
                                                                       ------------
                                                                          5,693,782
-----------------------------------------------------------------------------------
Internet & Catalog Retail--0.4%
                eBay, Inc. (a)                             15,700           584,982
-----------------------------------------------------------------------------------
Internet Software & Services--0.4%
                Yahoo!, Inc. (a)                           17,000           576,300
-----------------------------------------------------------------------------------
Leisure Equipment & Products--0.2%
                Brunswick Corp.                             1,000            46,850
                Eastman Kodak Co.                           3,700           120,435
                Hasbro, Inc.                                1,800            36,810
                Mattel, Inc.                                4,700           100,345
                                                                       ------------
                                                                            304,440
-----------------------------------------------------------------------------------
Machinery--1.5%
                Caterpillar, Inc.                           4,500           411,480
                Cummins, Inc.                                 600            42,210
                Danaher Corp.                               3,600           192,276
                Deere & Co.                                 3,200           214,816
                Dover Corp.                                 2,300            86,917
                Eaton Corp.                                 2,000           130,800
                ITT Industries, Inc.                        1,300           117,312
                Illinois Tool Works, Inc.                   3,600           322,308
                Ingersoll-Rand Co. Class A                  2,200           175,230
                Navistar International Corp. (a)            1,000            36,400
                Paccar, Inc.                                2,400           173,736
                Pall Corp.                                  1,300            35,256
                Parker Hannifin Corp.                       1,600            97,472
                                                                       ------------
                                                                          2,036,213
-----------------------------------------------------------------------------------
Media--4.0%
                Clear Channel Communications, Inc.          7,100           244,737
                Comcast Corp. Class A (a)                  28,200           952,596
                Dow Jones & Co., Inc.                         800            29,896
                Gannett Co., Inc.                           3,400           268,872
                Interpublic Group of Cos., Inc. (a)         4,800            58,944
                Knight-Ridder, Inc.                         1,100            73,975
                The McGraw-Hill Cos., Inc.                  2,400           209,400
                Meredith Corp.                                400            18,700
                New York Times Co. Class A                  1,600            58,528
                News Corp. Class A                         37,000           626,040
                Omnicom Group                               2,400           212,448
                Time Warner, Inc. (a)                      59,100         1,037,205
                Tribune Co.                                 3,700           147,519
                Univision Communications, Inc. Class A (a)  3,700           102,453
                Viacom, Inc. Class B                       21,900           762,777
                Walt Disney Co.                            26,300           755,599
                                                                       ------------
                                                                          5,559,689
-----------------------------------------------------------------------------------
Metals & Mining--0.7%
                Alcoa, Inc.                                10,800           328,212
                Allegheny Technologies, Inc.                  900            21,699
                Freeport-McMoRan Copper & Gold, Inc.
                Class B                                     2,600           102,986
                Newmont Mining Corp.                        5,900           249,275
                Nucor Corp.                                 2,100           120,876
                Phelps Dodge Corp.                          1,300           132,249
                United States Steel Corp.                   1,500            76,275
                                                                       ------------
                                                                          1,031,572
-----------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power--0.9%
                The AES Corp. (a)                           7,600           124,488
                CMS Energy Corp. (a)                        3,000            39,120
                Calpine Corp. (a)                           8,400            23,520
                Constellation Energy Group, Inc.            1,900            98,230
                Dominion Resources, Inc.                    4,400           327,492
                Duke Energy Corp.                          11,700           327,717
                Dynegy, Inc. Class A (a)                    3,800            14,858
                Public Service Enterprise Group, Inc.       3,100           168,609
                Sempra Energy                               3,100           123,504
                                                                       ------------
                                                                          1,247,538
-----------------------------------------------------------------------------------
Multiline Retail--1.2%
                Big Lots, Inc. (a)                          1,000            12,020
                Dillard's, Inc. Class A                       800            21,520
                Dollar General Corp.                        3,900            85,449
                Family Dollar Stores, Inc.                  2,300            69,828
                Federated Department Stores                 2,300           146,372
                JC Penney Co., Inc.                         3,700           192,104
                Kohl's Corp. (a)                            4,200           216,846
                The May Department Stores Co.               3,800           140,676
                Nordstrom, Inc.                             1,800            99,684
                Sears Holdings Corp. (a)                    1,381           183,947
                Target Corp.                               11,200           560,224
                                                                       ------------
                                                                          1,728,670
-----------------------------------------------------------------------------------
Office Electronics--0.1%
                Xerox Corp. (a)                            11,700           177,255
-----------------------------------------------------------------------------------


               S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005              9

                                                           Shares
Industry*       Common Stocks                                Held         Value
===================================================================================
Oil & Gas--7.7%
                Amerada Hess Corp.                          1,200      $    115,452
                Anadarko Petroleum Corp.                    3,200           243,520
                Apache Corp.                                4,400           269,412
                Ashland, Inc.                               1,000            67,470
                Burlington Resources, Inc.                  4,700           235,329
                ChevronTexaco Corp.                        26,900         1,568,539
                ConocoPhillips                              9,000           970,560
                Devon Energy Corp.                          5,900           281,725
                EOG Resources, Inc.                         3,400           165,716
                El Paso Corp.                               7,300            77,234
                Exxon Mobil Corp.                          82,000         4,887,200
                Kerr-McGee Corp.                            2,300           180,159
                Kinder Morgan, Inc.                         1,600           121,120
                Marathon Oil Corp.                          4,800           225,216
                Occidental Petroleum Corp.                  4,900           348,733
                Sunoco, Inc.                                1,000           103,520
                Unocal Corp.                                3,400           209,746
                Valero Energy Corp.                         3,200           234,464
                Williams Cos., Inc.                         6,900           129,789
                XTO Energy, Inc.                            4,533           148,875
                                                                       ------------
                                                                         10,583,779
-----------------------------------------------------------------------------------
Paper & Forest Products--0.5%
                Georgia-Pacific Corp.                       3,000           106,470
                International Paper Co.                     6,100           224,419
                Louisiana-Pacific Corp.                     1,600            40,224
                MeadWestvaco Corp.                          2,200            70,004
                Weyerhaeuser Co.                            2,900           198,650
                                                                       ------------
                                                                            639,767
-----------------------------------------------------------------------------------
Personal Products--0.7%
                Alberto-Culver Co. Class B                  1,000            47,860
                Avon Products, Inc.                         6,300           270,522
                The Gillette Co.                           12,700           641,096
                                                                       ------------
                                                                            959,478
-----------------------------------------------------------------------------------
Pharmaceuticals--7.1%
                Abbott Laboratories                        20,000           932,400
                Allergan, Inc.                              1,700           118,099
                Bristol-Myers Squibb Co.                   24,600           626,316
                Eli Lilly & Co.                            14,600           760,660
                Forest Laboratories, Inc. (a)               4,700           173,665
                Johnson & Johnson                          38,200         2,565,512
                King Pharmaceuticals, Inc. (a)              3,000            24,930
                Merck & Co., Inc.                          28,300           916,071
                Mylan Laboratories                          3,000            53,160
                Pfizer, Inc.                               95,800         2,516,666
                Schering-Plough Corp.                      19,100           346,665
                Watson Pharmaceuticals, Inc. (a)            1,500            46,095
                Wyeth                                      17,200           725,496
                                                                       ------------
                                                                          9,805,735
-----------------------------------------------------------------------------------
Real Estate--0.6%
                Apartment Investment & Management Co.
                Class A                                     1,600            59,520
                Archstone-Smith Trust                       2,200            75,042
                Equity Office Properties Trust              5,600           168,728
                Equity Residential                          4,000           128,840
                Plum Creek Timber Co., Inc.                 2,000            71,400
                Prologis                                    2,000            74,200
                Simon Property Group, Inc.                  3,100           187,798
                                                                       ------------
                                                                            765,528
-----------------------------------------------------------------------------------
Road & Rail--0.6%
                Burlington Northern Santa Fe Corp.          4,700           253,471
                CSX Corp.                                   2,800           116,620
                Norfolk Southern Corp.                      4,700           174,135
                Union Pacific Corp.                         3,300           230,010
                                                                       ------------
                                                                            774,236
-----------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--3.1%
                Advanced Micro Devices, Inc. (a)            4,600            74,152
                Altera Corp. (a)                            4,700            92,966
                Analog Devices, Inc.                        4,500           162,630
                Applied Materials, Inc.                    20,800           338,000
                Applied Micro Circuits Corp. (a)            2,700             8,883
                Broadcom Corp. Class A (a)                  4,000           119,680
                Freescale Semiconductor, Inc. Class B (a)   5,546            95,669
                Intel Corp.                                79,900         1,856,077
                Kla-Tencor Corp.                            2,500           115,025
                LSI Logic Corp. (a)                         3,800            21,242
                Linear Technology Corp.                     4,200           160,902
                Maxim Integrated Products, Inc.             4,100           167,567
                Micron Technology, Inc. (a)                 7,100            73,414
                National Semiconductor Corp.                4,100            84,501
                Novellus Systems, Inc. (a)                  1,900            50,787
                Nvidia Corp. (a)                            2,300            54,648
                PMC--Sierra, Inc. (a)                      2,700            23,760
                Teradyne, Inc. (a)                          2,600            37,960
                Texas Instruments, Inc.                    21,700           553,133
                Xilinx, Inc.                                4,400           128,612
                                                                       ------------
                                                                          4,219,608
-----------------------------------------------------------------------------------
Software--3.8%
                Adobe Systems, Inc.                         3,000           201,510
                Autodesk, Inc.                              3,000            89,280
                BMC Software, Inc. (a)                      2,500            37,500
                Citrix Systems, Inc. (a)                    2,200            52,404
                Computer Associates International, Inc.     6,900           186,990
                Compuware Corp. (a)                         4,000            28,800
                Electronic Arts, Inc. (a)                   4,000           207,120
                Intuit, Inc. (a)                            2,400           105,048
                Mercury Interactive Corp. (a)               1,200            56,856
                Microsoft Corp.                           130,100         3,144,517
                Novell, Inc. (a)                            6,500            38,740
                Oracle Corp. (a)                           58,400           728,832
                Parametric Technology Corp. (a)             2,500            13,975
                Siebel Systems, Inc. (a)                    6,700            61,171
                Symantec Corp. (a)                          8,500           181,305
                Veritas Software Corp. (a)                  5,500           127,710
                                                                       ------------
                                                                          5,261,758
-----------------------------------------------------------------------------------
Specialty Retail--2.3%
                Autonation, Inc. (a)                        2,900            54,926
                Autozone, Inc. (a)                          1,000            85,700
                Bed, Bath & Beyond, Inc. (a)                3,800           138,852
                Best Buy Co., Inc.                          4,000           216,040
                Circuit City Stores, Inc.                   2,700            43,335
                The Gap, Inc.                              10,000           218,400
                Home Depot, Inc.                           28,200         1,078,368
                Limited Brands                              5,300           128,790
                Lowe's Cos., Inc.                           9,600           548,064
                Office Depot, Inc. (a)                      3,500            77,630
                OfficeMax, Inc.                             1,500            50,250
                RadioShack Corp.                            2,100            51,450
                The Sherwin-Williams Co.                    1,500            65,985
                Staples, Inc.                               6,700           210,581
                TJX Cos., Inc.                              5,700           140,391


10             S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

Schedule of Investments (concluded)

                                                           Shares
Industry*       Common Stocks                                Held         Value
===================================================================================
Specialty Retail (concluded)
                Tiffany & Co.                               2,200      $     75,944
                Toys 'R' Us, Inc. (a)                       2,300            59,248
                                                                       ------------
                                                                          3,243,954
-----------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.4%
                Coach, Inc. (a)                             2,200           124,586
                Jones Apparel Group, Inc.                   1,700            56,933
                Liz Claiborne, Inc.                         1,100            44,143
                Nike, Inc. Class B                          3,100           258,261
                Reebok International Ltd.                     900            39,870
                VF Corp.                                    1,200            70,968
                                                                       ------------
                                                                            594,761
-----------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.7%
                Countrywide Financial Corp.                 7,200           233,712
                Fannie Mae                                 12,400           675,180
                Freddie Mac                                 8,700           549,840
                Golden West Financial Corp.                 3,900           235,950
                MGIC Investment Corp.                       1,100            67,837
                Sovereign Bancorp, Inc.                     4,200            93,072
                Washington Mutual, Inc.                    10,900           430,550
                                                                       ------------
                                                                          2,286,141
-----------------------------------------------------------------------------------
Tobacco--1.4%
                Altria Group, Inc.                         26,600         1,739,374
                Reynolds American, Inc.                     1,600           128,944
                UST, Inc.                                   2,200           113,740
                                                                       ------------
                                                                          1,982,058
-----------------------------------------------------------------------------------
Trading Companies & Distributors--0.1%
                WW Grainger, Inc.                           1,000            62,270
-----------------------------------------------------------------------------------
Wireless Telecommunication Services--0.3%
                Nextel Communications, Inc.
                Class A (a)                                14,400           409,248
-----------------------------------------------------------------------------------
                Total Common Stocks
                (Cost--$133,562,365)--100.4%                            138,793,046
===================================================================================

                Exchange Traded Funds
===================================================================================
                SPDR Trust Series 1                         2,395           282,610
-----------------------------------------------------------------------------------
                Total Exchange Traded Funds
                (Cost--$274,047)--0.2%                                      282,610

                Short-Term Securities                 Face Amount
===================================================================================
Time Deposits
                Brown Brothers Harriman & Co.,
                2.25% due 4/01/2005                    $4,410,348         4,410,348
-----------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost--$4,410,348)--3.2%                                  4,410,348
===================================================================================

                                                        Number of
                Options Purchased                       Contracts
===================================================================================
Call Options Purchased
                S&P 500 Geared Index, expiring
                    November 2005 at USD 113.01,
                    Broker BNP Paribas                    154,560           741,888
                S&P 500 Geared Index, expiring
                    November 2005 at USD 113.05,
                    Broker HSBC Securities                111,800           536,640
-----------------------------------------------------------------------------------
                Total Options Purchased
                (Premiums Paid--$0)--0.9%                                 1,278,528
-----------------------------------------------------------------------------------
                Total Investments
                (Cost--$138,246,760)--104.7%                            144,764,532
===================================================================================

                Options Written
===================================================================================
Call Options Written
                S&P 500 Geared Index, expiring
                    November 2005 at USD 117.69,
                    Broker HSBC Securities                167,700          (804,960)
                S&P 500 Geared Index, expiring
                    November 2005 at USD 117.71,
                    Broker BNP Paribas                    231,840        (1,112,832)
-----------------------------------------------------------------------------------
                Total Options Written
                (Premiums Received--$60,000)--(1.4%)                     (1,917,792)
===================================================================================
                Total Investments,
                Net of Options Written
                (Cost--$138,186,760**)--103.3%                          142,846,740

                Liabilities in Excess of Other Assets--(3.3%)            (4,525,860)
                                                                       ------------
                Net Assets--100.0%                                     $138,320,880
                                                                       ============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost, including options .........................  $138,186,760
                                                                   ============
      Gross unrealized appreciation .............................  $ 10,682,821
      Gross unrealized depreciation .............................    (6,022,841)
                                                                   ------------
      Net unrealized appreciation ...............................  $  4,659,980
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     Net                Dividend
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co. Inc.                      11,900               $3,728
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


               S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005             11

Statement of Assets, Liabilities and Capital

As of March 31, 2005
==================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$137,599,726) ..........................                    $142,812,464
                       Investments in affiliated securities, at value
                        (identified cost--$647,034) ..............................                         673,540
                       Options purchased, at value (premiums paid--$0) ...........                       1,278,528
                       Receivables:
                          Dividends (including $1,904 from affiliates) ...........    $    212,328
                          Interest ...............................................             276         212,604
                                                                                      ----------------------------
                       Total assets ..............................................                     144,977,136
                                                                                                      ------------
==================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------
                       Cash collateral on options (including accrued interest
                        of $10,399) ..............................................                       4,351,372
                       Options written, at value (premiums received--$60,000) ....                       1,917,792
                       Payables:
                          Offering costs .........................................         232,977
                          Investment adviser .....................................          84,768         317,745
                                                                                      ------------
                       Accrued expenses and other liabilities ....................                          69,347
                                                                                                      ------------
                       Total liabilities .........................................                       6,656,256
                                                                                                      ------------
==================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------
                       Net assets ................................................                    $138,320,880
                                                                                                      ============
==================================================================================================================
Capital
------------------------------------------------------------------------------------------------------------------
                       Common Stock, par value $.001 per share, 100,000,000 shares
                        authorized ...............................................                    $      6,995
                       Paid-in capital in excess of par ..........................                     133,322,413
                       Undistributed investment income--net ......................    $    258,004
                       Undistributed realized capital gains--net .................          73,488
                       Unrealized appreciation--net ..............................       4,659,980
                                                                                      ------------
                       Total accumulated earnings--net ...........................                       4,991,472
                                                                                                      ------------
                       Total Capital--Equivalent to $19.77 per share based on
                        6,995,236 shares of Common Stock outstanding
                        (market price--$18.30) ...................................                    $138,320,880
                                                                                                      ============

      See Notes to Financial Statements.


12             S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

Statement of Operations

For the Period November 1, 2004+ to March 31, 2005
==================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------
                       Dividends (including $3,728 from affiliates) ..............                    $  1,493,291
                       Interest ..................................................                          53,816
                                                                                                      ------------
                       Total income ..............................................                       1,547,107
                                                                                                      ------------
==================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..................................    $    466,780
                       Interest expense ..........................................          50,112
                       Directors' fees and expenses ..............................          27,859
                       Tender offer fees .........................................          15,148
                       Accounting services .......................................          13,128
                       Transfer agent fees .......................................          13,001
                       Custodian fees ............................................           9,838
                       Printing and shareholder reports ..........................           9,058
                       Registration fees .........................................           9,058
                       Professional fees .........................................           6,771
                       Pricing fees ..............................................             417
                       Other .....................................................           7,933
                                                                                      ------------
                       Total expenses ............................................                         629,103
                                                                                                      ------------
                       Investment income--net ....................................                         918,004
                                                                                                      ------------
==================================================================================================================
Realized & Unrealized Gain (Loss)--Net
------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .........................                          73,488
                       Unrealized appreciation/depreciation on:
                          Investments--net .......................................       6,517,772
                          Options written--net ...................................      (1,857,792)      4,659,980
                                                                                      ----------------------------
                       Total realized and unrealized gain--net ...................                       4,733,468
                                                                                                      ------------
                       Net Increase in Net Assets Resulting from Operations ......                    $  5,651,472
                                                                                                      ============

+     Commencement of operations.

      See Notes to Financial Statements.


               S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005             13

Statement of Changes in Net Assets

                                                                                             For the Period
                                                                                               November 1,
                                                                                                2004+ to
                                                                                                March 31,
                                                                                                  2005
===========================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $     918,004
                       Realized gain--net ................................................           73,488
                       Unrealized appreciation--net ......................................        4,659,980
                                                                                              -------------
                       Net increase in net assets resulting from operations ..............        5,651,472
                                                                                              -------------
===========================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................         (660,000)
                                                                                              -------------
===========================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------
                       Proceeds from issuance of Common Stock ............................      133,509,000
                       Offering costs resulting from the issuance of Common Stock ........         (279,600)
                                                                                              -------------
                       Net increase in net assets resulting from Common Stock transactions      133,229,400
                                                                                              -------------
===========================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------
                       Total increase in net assets ......................................      138,220,872
                       Beginning of period ...............................................          100,008
                                                                                              -------------
                       End of period* ....................................................    $ 138,320,880
                                                                                              =============
                        * Undistributed investment income--net ...........................    $     258,004
                                                                                              =============

+     Commencement of operations.

      See Notes to Financial Statements.


14             S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

                                                                                             For the Period
                                                                                               November 1,
                                                                                                2004+ to
The following per share data and ratios have been derived                                       March 31,
from information provided in the financial statements.                                            2005
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ..............................    $       19.10
                                                                                              -------------
                       Investment income--net ............................................              .13
                       Realized and unrealized gain--net .................................              .67
                                                                                              -------------
                       Total from investment operations ..................................              .80
                                                                                              -------------
                       Less dividends from investment income--net ........................             (.09)
                                                                                              -------------
                       Offering costs resulting from the issuance of Common Stock ........             (.04)
                                                                                              -------------
                       Net asset value, end of period ....................................    $       19.77
                                                                                              =============
                       Market price per share, end of period .............................    $       18.30
                                                                                              =============
===========================================================================================================
Total Investment Return**
-----------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ................................             4.01%@
                                                                                              =============
                       Based on market price per share ...................................            (8.06%)@
                                                                                              =============
===========================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------
                       Expenses, excluding interest expense ..............................             1.02%*
                                                                                              =============
                       Expenses ..........................................................             1.11%*
                                                                                              =============
                       Investment income--net ............................................             1.62%*
                                                                                              =============
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..........................    $     138,321
                                                                                              =============
                       Portfolio turnover ................................................             2.27%
                                                                                              =============

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
@     Aggregate total investment return.

      See Notes to Financial Statements.


               S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005             15

Notes to Financial Statements

1. Significant Accounting Policies:

The S&P 500(R) GEARED(SM) Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company with a fixed term of existence. Prior to commencement of operations on November 1, 2004, the Fund had no operations other than those relating to organizational matters and the sale of 5,236 shares of Common Stock on September 16, 2004 to Merrill Lynch Investment Managers, L.P. ("MLIM") for $100,008. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock is listed on the New York Stock Exchange ("NYSE") under the symbol GRE. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


16             S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

o Options -- The Fund will purchase and write call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


               S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005             17

Notes to Financial Statements (concluded)

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co. Inc. ("ML & Co.").

IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .82% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. IQ has entered into a Sub-Advisory Agreement with MLIM pursuant to which MLIM provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay MLIM a monthly fee at an annual rate equal to .35% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There was no increase in the aggregate fees paid by the Fund for these services.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to ML & Co. and its affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of IQ. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of IQ, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates.

For the period November 1, 2004 to March 31, 2005, MLPF&S received gross fees from underwriting of $6,056,489 in connection with the issuance of the Fund's Common Stock. In addition, the Fund reimbursed MLPF&S $40,407 as a partial reimbursement of expenses incurred in connection with the issuance of the Fund's Common Stock.

Transactions in call options written for the period November 1, 2004 to March 31, 2005 were as follows:

--------------------------------------------------------------------------------
                                                      Number of         Premiums
                                                      Contracts         Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period .........................             --                --
Options written ...............................        399,540           $60,000
                                                       -------------------------
Outstanding call options written,
  end of period ...............................        399,540           $60,000
                                                       =========================

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, IQ, MLPF&S, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 1, 2004 and March 31, 2005 were $136,851,494 and $3,084,082, respectively.

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of capital stock, par value $.001, all of which are initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the period November 1, 2004 to March 31, 2005 increased by 6,990,000 from shares sold.


18             S&P 500(R) GEARED(SM) FUND INC.     MARCH 31, 2005

Officers and Directors

Alan R. Batkin, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of Audit Committee
William J. Rainer, Director and Chairman of
 Nominating Committee
Andrew J. Donohue, Director and Chief Legal Officer
Steven W. Kohlhagen, Director
Mitchell M. Cox, President
Jay M. Fife, Vice President
Colleen R. Rusch, Vice President
Donald C. Burke, Vice President, Secretary and Treasurer
Jeffrey Hiller, Chief Compliance Officer

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

GRE

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


               S&P 500(R) GEARED)SM) FUND INC.     MARCH 31, 2005             19

S&P 500(R) GEARED(SM) Fund Inc. seeks to provide total returns, exclusive of fees and expenses of the Fund, linked to the annual performance of the S&P 500 Composite Stock Price Index.

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) GEARED(SM) Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov.

S&P 500(R) GEARED(SM) Fund Inc.
Box 9011
Princeton, NJ 08543-9011

                                                                 #IQSP5G -- 3/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    S&P 500(R) GEARED(SM) Fund Inc.

Date: May 23, 2005